Equity-Based Compensation - Fair Value Assumptions for Stock Option at the Date of Grant (Details) - Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	37.50%	28.00%
Expected term (years)	5 years 10 months 24 days	10 years
Interest rate	2.00%	1.70%
Dividend yield	0.00%	0.00%